Background Information	9 Months Ended
Sep. 30, 2024
Background Information [Abstract]
Background Information

1 Background information

JBS S.A (“JBS” or the “Company”), is a corporation with its headquarters office in Brazil, at Avenue Marginal Direita do Tietê, no. 500, Vila Jaguara, in the City of São Paulo, and is controlled by J&F Investimentos S.A. Unaudited condensed consolidated interim financial information comprise the Company and its subsidiaries (collectively, the ‘Group’) as of and for the three and nine-month periods ended September 30, 2024 and 2023, were authorized by the Board of Directors on November 14, 2024. The Group has its shares publicly traded and listed on the “Novo Mercado” segment of the Sao Paulo Stock Exchange (B3 - Brasil, Bolsa e Balcão) under the ticker symbol “JBSS3”. In addition, American Depository Receipts related to shares issued by JBS are also publicly traded in the United States of America under the symbol “JBSAY”.

The Group operates in the processing of animal protein, such as beef, pork, lamb and chicken, and operates in the production of convenience foods and other products. In addition, it sells leather, hygiene and cleaning products, collagen, metal packaging, biodiesel, among others. The Group has a broad portfolio of brands including Seara, Doriana, Pilgrim’s, Moy Park, Primo, Adaptable Meals, Friboi, Maturatta and Swift.

The unaudited condensed consolidated interim financial information includes the Group’s operations in Brazil as well as the activities of its subsidiaries.

1.1 Main events that occurred during the period:

1.1.1 Newcastle disease virus (NDV): On July 19, 2024, following the announcement of an outbreak of Newcastle disease virus at a poultry farm in Rio Grande do Sul, the Brazilian government announced the suspension of poultry exports from this state to various countries. In response, the indirect subsidiary Seara adjusted its production to export from other states, thereby avoiding significant impacts on operations.

1.1.2 Distribution of interim dividends: On August 13, 2024, the Company approved the distribution of interim dividends from the profit reserves in the amount of US$799,983 (equivalent to R$4.4 billion considering the exchange rate on September 30, 2024), corresponding to R$2.00 (equivalent to US$0.36 considering the exchange rate on August 13, 2024) per ordinary share on June 30, 2024, to be distributed to the shareholders. The interim dividends was distributed on October 7, 2024.

1.1.3 Agribusiness receivables certificates offering: On August 28, 2024, an offering of three series of Agribusiness Receivables Certificates (Certificados de Recebíveis do Agronegócio - CRAs) due in 2029, 2034, and 2044, respectively, were issued by Seara, an indirect subsidiary, guaranteed by JBS S.A., with an aggregate principal amount of up to US$275.8 million (equivalent to R$1.5 billion, based on the exchange rate on September 30, 2024). The offering was settled on October 3, 2024.

1.1.4 Share buyback program: On September 23, 2024, JBS S.A.’s board of directors approved a new share buyback program, pursuant to which JBS S.A. may acquire up to 113,396,357 of its outstanding common shares, representing up to approximately 5% of JBS S.A. total issued and outstanding share capital, on the B3 at prevailing market prices, during a period of 18 months from September 23, 2024. The Share Buyback Program will not affect the number of shares owned by our ultimate controlling shareholders.

1.1.5 Early redemption of Agribusiness Credit Receivable Certificates (CRA): On September 30 2024, JBS S.A. exercised the early redemption provisions of the debentures underlying three series of outstanding CRAs due 2027, 2030 and 2031, respectively (including all of the remaining outstanding series with financial covenants), which resulted in the total repayment of the related CRAs on September 30, 2024 in the aggregate amount of US$721 million (equivalent to R$3.9 billion, considering the exchange rate as of September 30, 2024).

1.1.6 Floods in Rio Grande do Sul: Regarding the floods that began on April 27, 2024, a total amount of US$19 million was recorded as cost of sales during the nine month-period ended September 30, 2024 (US$13 million during the three-month period ended September 30, 2024). This amount relates to losses of goods, live animals, inventory, and operational costs due to flooding and logistical disruptions in the region.

1.2 Seasonality:

Demand for chicken is relatively stable throughout the year in the United States, Europe and Brazil, but there are seasonal variations in the sales volume of some specific products at certain times of the year, such as: Christmas, New Year and Easter. Demand in the United States beef industry is highest in the second and third quarters, due to favorable weather conditions for outdoor activities. In Australia, the beef industry faces a drop in slaughter in the fourth quarter, as the rainy season affects cattle’s availability and transport. In Brazil, beef sales do not fluctuate significantly during the year. The pork industry in The United States and Australia have peaks in demand in the first and fourth quarters, due to the supply of pork and the holidays, which stimulate the consumption of certain pork products, with no fluctuation in pork numbers in other locations.

1.3 Subsequent events:

a. On October 25, 2024, following the declaration of effectiveness by the United States Securities and Exchange Commission (SEC), the Company announced commencement of the acceptance period. for the Exchange Offer of the 13 existing series of debt securities (“Old Bonds”), unregistered with the SEC, for new registered debt securities (“New Bonds”). The offer was filed with the SEC on August 25, 2024, and will expire on November 25, 2024.

b. Distribution of interim dividends: On November 13, 2024, the Company approved the distribution of interim dividends from the profit reserves in the amount of US$381,776 (equivalent to R$2.22 billion considering the exchange rate on November 13, 2024), corresponding to US$0.17 (equivalent to R$1.00 considering the exchange rate on November 13, 2024) per ordinary share. The interim dividends will be distributed on January 15, 2025.